Transactions with Related Parties, Thalassa (Details) - USD ($)			12 Months Ended
	Sep. 03, 2021	Sep. 03, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2019
Transactions with Related Parties [Abstract]
Repayment of loan			$ 0	$ 0	$ 5,000,000
Interest expense			11,259,643	7,681,482	2,348,987
Related Party [Member]
Transactions with Related Parties [Abstract]
Interest expense			0	0	204,167
Related Party [Member] | Thalassa [Member]
Transactions with Related Parties [Abstract]
Interest expense			$ 0	$ 0	204,167
Related Party [Member] | Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount						$ 5,000,000
Proceeds from related party debt		$ 5,000,000
Interest rate	6.00%
Term of extension			6 months
Repayment of loan	$ 5,000,000
Accrued loan interest	$ 609,167
Interest expense					$ 204,167